COMBINED CONDENSED FINANCIAL STATEMENTS OF BROOKFIELD - STATEMENT OF OPERATIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Income Statements, Captions [Line Items]
Net income (loss) for the year	$ 501	$ (112)	$ 7
Parent Company
Condensed Income Statements, Captions [Line Items]
Income (loss) of equity method investment	507	(109)	7
Operating expenses excluding transactions costs	(8)	(3)	0
Net income (loss) for the year	$ 499	$ (112)	$ 7